EMPLOYEE STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Assumptions Used in Calculation of Fair Value of the Options Exchanged

The following is the range of the weighted average of the assumptions used in calculating the fair value of the options granted after our IPO in October 2014 and the options modified in 2014 using the Black-Scholes method:

Fair market value of one share of common stock	$ 296.40 - 316.80
Aggregate exercise price of 60 options	$ 210.00 - 354.60
Risk free rate	1.06% - 1.70%
Dividend yield	0.00%
Expected volatility	46.31% - 54.97%
Expected term	2.74 - 6.06 years

The following is the weighted average of the assumptions used in calculating the fair value of the options granted in 2015 using the Black-Scholes method:

Fair market value of one share of common stock	$ 153.60
Aggregate exercise price of 60 options	$ 153.60
Risk free rate	1.71%
Dividend yield	0.00%
Expected volatility	127.52%
Expected term	6.14 years

Summary of Stock Options Outstanding and Exercisable

Outstanding and exercisable stock options as of December 31, 2015 and 2014 are as follows:

	Options Outstanding			Options Exercisable
	Number of Options Outstanding	Remaining Life (Years)	Exercise Price	Number of Options Exercisable	Exercise Price	Intrinsic Value
December 31, 2014	703,034	8.8	$2.98	117,404	$3.86	$—
December 31, 2015	792,534	8.0	$2.84	328,445	$3.07	$—

Schedule of Equity-Based Compensation Expenses

The estimated fair value of the Company stock options, less expected forfeitures, is amortized over the options vesting period on the straight-line basis. The Company recognized the following equity-based compensation expenses during the twelve months ended December 31, 2015 and 2014:

	December 31,
	2015	2014
Stock based compensation expense	$110,123	$297,244